COMMONWEALTH SELECT SEPARATE ACCOUNT

OF

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

Supplement dated October 8, 2010 to the Prospectus dated April 30, 2010 for Select Reward Annuity Contracts

Recently Commonwealth Annuity reviewed its product offerings with regard to the utilization of the Sub-Account investment options, and decided to close certain Sub-Accounts to new payments or transfers.  Effective November 15, 2010 (the “Close Date”), no new payment allocations or transfers may be made to the Sub-Account of Commonwealth Select Separate Account that invests in the following underlying fund:

Eaton Vance Variable Trust

Eaton Vance VT Floating-Rate Income Fund

The Sub-Account that will no longer be available for new payment allocations or transfers are collectively referred to as the “Closed Sub-Account.” If you currently have Accumulated Value allocated to a Closed Sub-Account as of the Close Date, you may continue to remain invested in the Closed Sub-Account until you transfer to other investment options.  However, if you transfer out of a Closed Sub-Account after the Close Date, you will not be able to transfer back in.  After the Close Date, we will not accept any transfer instructions or payments that include allocations to the Closed Sub-Accounts.

The closings do not affect the other Sub-Account investment options that are currently available under your Contract.   The Sub-Accounts of Commonwealth Select Separate Account that invest in the following underlying funds will continue to be available for new payment allocations and transfers:

Goldman Sachs Variable Insurance Trust (Service Shares)	DWS Investments VIT Funds
Goldman Sachs VIT Core Fixed Income Fund	DWS Small Cap Index VIP
Goldman Sachs VIT Equity Index Fund
Goldman Sachs VIT Government Income Fund	DWS Variable Series II
Goldman Sachs VIT Growth Opportunities Fund	DWS Strategic Value VIP
Goldman Sachs VIT Mid Cap Value Fund	DWS Technology VIP
Goldman Sachs VIT Money Market Fund
Goldman Sachs VIT Strategic Growth Fund	Fidelity Variable Insurance Products Funds
Goldman Sachs VIT Strategic International Equity Fund	Fidelity VIP Contrafund® Portfolio
Goldman Sachs VIT Structured U.S. Equity Fund	Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
AllianceBernstein Variable Products Series Fund, Inc.	Fidelity VIP Growth & Income Portfolio
AllianceBernstein VPS Large Cap Growth Portfolio	Fidelity VIP High Income Portfolio
Fidelity VIP Mid Cap Portfolio
AllianceBernstein Variable Products Series Fund, Inc. (Class B)
AllianceBernstein VPS Global Thematic Growth Portfolio	Fidelity Variable Insurance Products Funds (Service Class 2)
AllianceBernstein VPS Growth and Income Portfolio	Fidelity VIP Value Strategies Portfolio
AllianceBernstein VPS Small/Mid Cap Value Portfolio
AllianceBernstein VPS Value Portfolio	Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small Cap Value Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund

Invesco Variable Insurance Funds (Series I Shares)	MFS® Variable Insurance TrustSM (Service Class)
Invesco V.I. Capital Appreciation Fund	MFS® Mid Cap Growth Series
Invesco V.I. Core Equity Fund	MFS® New Discovery Series
Invesco V.I. Dynamics Fund	MFS® Total Return Series
Invesco V.I. Global Health Care Fund	MFS® Utilities Series
Invesco V.I. Large Cap Growth Fund
Oppenheimer Variable Account Funds (Service Shares)
Invesco Variable Insurance Funds (Series II Shares)	Oppenheimer Balanced Fund/VA
Invesco V.I. Basic Value Fund	Oppenheimer Capital Appreciation Fund/VA
Invesco V.I. Capital Development Fund	Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Janus Aspen Series (Service Shares)	Oppenheimer Main Street Fund®/VA
Janus Aspen Enterprise Portfolio
Janus Aspen Janus Portfolio	Pioneer Variable Contracts Trust (Class II)
Janus Aspen Overseas Portfolio	Pioneer Fund VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio

If you currently have in effect an automated allocation or payment program (i.e., a Dollar Cost Averaging (“DCA”) program, Automatic Account Rebalancing (“AAR”) program, Monthly Automatic Payments  (“MAP”) program, or  Future Payment Allocation (“FPA”) program), which  includes any of the Closed Sub-Accounts, the program will terminate as of the Close Date.    However, you may establish a new program using the other Sub-Accounts that are available under your Contract.  For contract holders whose automated allocation or payment program is impacted by the closings, a subsequent mailing will be forwarded to you with instructions and a form to make the necessary changes to your allocations.

If you should have any questions, please call 1-800-366-1492 for assistance.